Supplemental Disclosures of Cash Flow Information - Schedule of Cash and Non-Cash Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash paid during the year for:
Interest	$ 24,807
Income taxes paid	46,353	$ 34,829	$ 33,619
Non-cash investing and financing activities:
Consumer loans renewed	290,956	599,227	620,097
Affiliate interest expense	$ 7,629	$ 19,788	$ 20,996